UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

 ■    Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Common Stocks — 72.1%

Aerospace/Defense — 3.6%
12,000	Alliant Techsystems, Inc. *	$1,127,280
35,000	BE Aerospace, Inc. *	554,050
19,730	DRS Technologies, Inc.	1,514,278
18,000	Esterline Technologies Corp. *	712,620
22,000	General Dynamics Corp.	1,619,640
18,500	Goodrich Corp.	769,600
21,000	L-3 Communications Holdings, Inc.	2,064,720
14,000	Lockheed Martin Corp.	1,535,380
16,000	Northrop Grumman Corp.	968,640
30,000	Precision Castparts Corp.	2,363,400
23,500	Raytheon Co.	1,257,485
50,000	Rockwell Collins, Inc.	2,404,500
		16,891,593
Apparel — 1.2%
54,000	Guess?, Inc.	1,878,660
28,000	Phillips-Van Heusen Corp.	1,061,480
18,000	VF Corp.	1,391,580
23,000	Warnaco Group, Inc. (The) *	1,041,670
		5,373,390
Auto Parts — 1.4%
44,000	BorgWarner, Inc.	1,441,880
13,200	Eaton Corp.	741,576
117,000	Johnson Controls, Inc.	3,548,610
53,000	LKQ Corp. *	899,410
		6,631,476
Bank — 1.7%
62,000	Bank of Hawaii Corp.	3,313,900
116,000	Wells Fargo & Co.	4,353,480
		7,667,380
Bank - Canadian — 0.5%
36,800	Royal Bank of Canada	1,767,136
11,284	Toronto-Dominion Bank (The)	688,211
		2,455,347
Bank - Foreign — 0.2%
70,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,138,368

Bank - Midwest — 0.4%
25,000	Northern Trust Corp.	1,805,000

Biotechnology — 0.3%
12,100	United Therapeutics Corp. *	1,272,557

Building Materials — 0.3%
30,000	Jacobs Engineering Group, Inc. *	1,629,300

Cable TV — 0.2%
27,000	Rogers Communications, Inc. Class B	897,480

Chemical - Basic — 0.7%
21,000	Agrium, Inc.	1,177,680
27,500	Celanese Corp. Series A	767,525
22,000	FMC Corp.	1,130,580
		3,075,785
Chemical - Diversified — 1.0%
17,000	Air Products & Chemicals, Inc.	1,164,330
32,200	Albemarle Corp.	993,048
21,000	Monsanto Co.	2,078,580
16,000	Pall Corp.	550,240
		4,786,198
Chemical - Specialty — 3.0%
39,000	Airgas, Inc.	1,936,350
65,000	Ecolab, Inc.	3,153,800
18,500	Lubrizol Corp. (The)	798,090
8,000	Mosaic Co. (The)	544,160
56,000	Praxair, Inc.	4,017,440
17,000	Sherwin-Williams Co. (The)	971,720
48,400	Sigma-Aldrich Corp.	2,537,128
		13,958,688
Computer & Peripherals — 0.5%
50,000	Hewlett-Packard Co.	2,312,000

Computer Software & Services — 1.5%
34,000	Accenture Ltd. Class A	1,292,000
15,000	ANSYS, Inc. *	568,050
58,000	Cognizant Technology Solutions Corp. Class A *	1,324,140
22,000	Concur Technologies, Inc. *	841,720
20,000	DST Systems, Inc. *	1,119,800
38,000	Infosys Technologies Ltd. ADR	1,265,780
63,000	Nuance Communications, Inc. *	767,970
		7,179,460
Diversified Companies — 4.2%
16,000	Acuity Brands, Inc.	668,160
73,500	AMETEK, Inc.	2,996,595
41,000	Barnes Group, Inc.	829,020
24,000	Brink's Co. (The)	1,464,480
35,600	Danaher Corp.	2,470,640
21,000	Honeywell International, Inc.	872,550
71,000	ITT Corp.	3,948,310
44,000	McDermott International, Inc. *	1,124,200
16,000	Parker Hannifin Corp.	848,000
13,000	SPX Corp.	1,001,000
36,000	United Technologies Corp.	2,162,160
13,600	Valmont Industries, Inc.	1,124,584
		19,509,699

 ■    Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Drug — 3.3%
34,000	Alexion Pharmaceuticals, Inc. *	$1,336,200
27,400	Allergan, Inc.	1,411,100
29,000	BioMarin Pharmaceutical, Inc. *	768,210
14,600	Celgene Corp. *	923,888
38,000	Covance, Inc. *	3,359,580
66,000	Gilead Sciences, Inc. *	3,008,280
10,000	Immucor, Inc. *	319,600
25,000	Perrigo Co.	961,500
52,000	Pharmaceutical Product Development, Inc.	2,150,200
24,000	Teva Pharmaceutical Industries Ltd. ADR	1,098,960
		15,337,518
E-Commerce — 0.4%
10,800	Equinix, Inc. *	750,168
18,400	Salesforce.com, Inc. *	890,560
		1,640,728
Educational Services — 0.6%
20,000	ITT Educational Services, Inc. *	1,618,200
6,700	Strayer Education, Inc.	1,341,742
		2,959,942
Electrical Equipment — 1.5%
32,400	Cooper Industries Ltd. Class A	1,294,380
34,000	Emerson Electric Co.	1,386,860
43,000	FLIR Systems, Inc. *	1,652,060
24,000	General Cable Corp. *	855,120
27,000	Thomas & Betts Corp. *	1,054,890
7,000	W.W. Grainger, Inc.	608,790
		6,852,100
Electrical Utility - Central — 0.6%
18,000	Entergy Corp.	1,602,180
20,600	ITC Holdings Corp.	1,066,462
		2,668,642
Electrical Utility - East — 0.9%
25,000	Exelon Corp.	1,565,500
21,000	FirstEnergy Corp.	1,406,790
7,000	PPL Corp.	259,140
24,000	Public Service Enterprise Group, Inc.	786,960
		4,018,390
Electrical Utility - West — 0.4%
33,000	Sempra Energy	1,665,510

Electronics — 1.0%
48,000	Amphenol Corp. Class A	1,926,720
33,000	Harris Corp.	1,524,600
37,000	MEMC Electronic Materials, Inc. *	1,045,620
		4,496,940
Entertainment Technology — 0.2%
23,400	Dolby Laboratories, Inc. Class A *	823,446

Environmental — 1.3%
63,500	Republic Services, Inc.	$1,903,730
36,000	Stericycle, Inc. *	2,120,760
57,000	Waste Connections, Inc. *	1,955,100
		5,979,590
Financial Services - Diversified — 2.2%
12,500	BlackRock, Inc. Class A	2,431,250
26,000	Eaton Vance Corp.	915,980
15,000	Franklin Resources, Inc.	1,321,950
56,000	Leucadia National Corp.	2,544,640
33,000	Principal Financial Group, Inc.	1,435,170
26,000	T. Rowe Price Group, Inc.	1,396,460
		10,045,450
Food Processing — 1.4%
9,800	Bunge Ltd.	619,164
56,000	Flowers Foods, Inc.	1,644,160
30,000	Hormel Foods Corp.	1,088,400
24,000	McCormick & Company, Inc.	922,800
6,000	Ralcorp Holdings, Inc. *	404,460
25,000	Wm. Wrigley Jr. Co.	1,985,000
		6,663,984
Foreign Telecommunications — 0.2%
12,300	Telefonica S.A. ADR	879,327

Grocery — 0.1%
17,000	Ruddick Corp.	551,650

Home Appliances — 0.1%
17,000	Toro Co. (The)	702,100

Hotel/Gaming — 0.3%
20,000	Vail Resorts, Inc. *	699,000
30,000	WMS Industries, Inc. *	917,100
		1,616,100
Household Products — 0.8%
25,000	Church & Dwight Company, Inc.	1,552,250
13,000	Energizer Holdings, Inc. *	1,047,150
37,000	Tupperware Brands Corp.	1,022,310
		3,621,710
Human Resources — 0.3%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,516,765

Industrial Services — 1.9%
53,000	C.H. Robinson Worldwide, Inc.	2,700,880
54,800	EMCOR Group, Inc. *	1,442,336
23,000	FTI Consulting, Inc. *	1,661,520
42,000	Geo Group, Inc. (The) *	848,820
44,400	Iron Mountain, Inc. *	1,083,804
34,000	Quanta Services, Inc. *	918,340
		8,655,700

 ■    Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Information Services — 1.3%
27,000	Alliance Data Systems Corp. *	$1,711,260
26,000	Dun & Bradstreet Corp. (The)	2,453,360
21,000	FactSet Research Systems, Inc.	1,097,250
19,000	IHS, Inc. Class A *	905,160
		6,167,030
Insurance - Life — 1.3%
37,000	AFLAC, Inc.	2,173,750
56,000	Manulife Financial Corp.	2,054,640
31,872	MetLife, Inc.	1,784,832
3,960	Reinsurance Group of America, Inc. Class B *	187,783
		6,201,005
Insurance - Property & Casualty — 0.7%
15,000	ACE Ltd.	811,950
28,000	Assurant, Inc.	1,540,000
32,000	Sun Life Financial, Inc.	1,131,840
		3,483,790
Internet — 0.5%
14,000	Amazon.com, Inc. *	1,018,640
2,400	Google, Inc. Class A *	819,432
10,000	VeriSign, Inc. *	260,800
		2,098,872
Machinery — 4.1%
10,000	Bucyrus International, Inc. Class A	446,800
17,000	Caterpillar, Inc.	1,013,200
15,000	Cummins, Inc.	655,800
23,000	Curtiss-Wright Corp.	1,045,350
23,000	Deere & Co.	1,138,500
16,000	Flowserve Corp.	1,420,320
48,000	Foster Wheeler Ltd. *	1,733,280
49,600	Gardner Denver, Inc. *	1,722,112
17,000	Graco, Inc.	605,370
42,000	IDEX Corp.	1,302,840
15,984	John Bean Technologies Corp. *	202,357
6,000	Kaydon Corp.	270,360
34,000	Lennox International, Inc.	1,131,180
9,200	Manitowoc Company, Inc. (The)	143,060
36,200	Robbins & Myers, Inc.	1,119,666
42,000	Roper Industries, Inc.	2,392,320
30,000	Snap-on, Inc.	1,579,800
40,000	Terex Corp. *	1,220,800
		19,143,115
Medical Services — 0.5%
14,000	Laboratory Corporation of America Holdings *	973,000
3,000	Pediatrix Medical Group, Inc. *	161,760
32,000	Psychiatric Solutions, Inc. *	1,214,400
		2,349,160
Medical Supplies — 5.2%
9,600	Alcon, Inc.	1,550,496
29,000	Bard (C.R.), Inc.	2,751,230
25,000	Baxter International, Inc.	1,640,750
23,000	Becton, Dickinson & Co.	1,845,980
18,500	Charles River Laboratories International, Inc. *	1,027,305
50,000	DENTSPLY International, Inc.	1,877,000
52,000	Henry Schein, Inc. *	2,799,680
46,000	IDEXX Laboratories, Inc. *	2,520,800
54,000	Illumina, Inc. *	2,188,620
14,000	Intuitive Surgical, Inc. *	3,373,720
25,500	Owens & Minor, Inc.	1,236,750
5,000	Stryker Corp.	311,500
16,000	Varian Medical Systems, Inc. *	914,080
		24,037,911
Metals Fabricating — 0.7%
52,000	Harsco Corp.	1,933,880
28,400	Kennametal, Inc.	770,208
17,000	Shaw Group, Inc. (The) *	522,410
		3,226,498
Natural Gas - Distribution — 0.2%
40,950	Southern Union Co.	845,618

Natural Gas - Diversified — 2.3%
48,000	Energen Corp.	2,173,440
14,200	EOG Resources, Inc.	1,270,332
62,000	Equitable Resources, Inc.	2,274,160
17,000	Penn Virginia Corp.	908,480
86,110	XTO Energy, Inc.	4,005,837
		10,632,249
Oilfield Services/Equipment — 0.9%
17,000	Exterran Holdings, Inc. *	543,320
74,000	FMC Technologies, Inc. *	3,444,700
		3,988,020
Packaging & Container — 0.8%
30,000	AptarGroup, Inc.	1,173,300
14,000	Ball Corp.	552,860
19,000	Greif, Inc. Class A	1,246,780
32,000	Owens-Illinois, Inc. *	940,800
		3,913,740
Petroleum - Integrated — 0.2%
14,800	Total S.A. ADR	898,064

Petroleum - Producing — 1.2%
10,000	Quicksilver Resources, Inc. *	196,300
80,700	Range Resources Corp.	3,459,609
46,000	Tenaris S.A. ADR	1,715,340
		5,371,249

 ■    Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Pharmacy Services — 1.4%
34,000	CVS Caremark Corp.	$1,144,440
52,000	Express Scripts, Inc. *	3,838,640
36,000	Medco Health Solutions, Inc. *	1,620,000
		6,603,080
Power — 0.3%
46,600	Covanta Holding Corp. *	1,115,604
43,000	Reliant Energy, Inc. *	316,050
		1,431,654
Precision Instrument — 1.9%
21,000	Mettler Toledo International, Inc. *	2,058,000
98,000	Thermo Fisher Scientific, Inc. *	5,390,000
21,000	Waters Corp. *	1,221,780
		8,669,780
R.E.I.T. — 0.7%
71,000	Corrections Corp. of America *	1,764,350
34,000	ProLogis	1,403,180
		3,167,530
Railroad — 1.9%
26,000	Burlington Northern Santa Fe Corp.	2,403,180
32,000	Canadian National Railway Co.	1,530,560
6,800	CP Holders, Inc.	1,060,800
40,000	Kansas City Southern *	1,774,400
29,000	Norfolk Southern Corp.	1,920,090
		8,689,030
Restaurant — 0.9%
46,000	Darden Restaurants, Inc.	1,316,980
20,000	McDonald's Corp.	1,234,000
13,000	Sonic Corp. *	189,410
42,000	Yum! Brands, Inc.	1,369,620
		4,110,010
Retail - Automotive — 0%
6,000	Copart, Inc. *	228,000

Retail - Special Lines — 1.5%
33,000	Aeropostale, Inc. *	1,059,630
94,000	Coach, Inc. *	2,353,760
38,000	Dick's Sporting Goods, Inc. *	744,040
22,000	GameStop Corp. Class A *	752,620
34,000	TJX Companies, Inc. (The)	1,037,680
33,000	Urban Outfitters, Inc. *	1,051,710
		6,999,440
Retail Building Supply — 0.2%
23,000	Fastenal Co.	1,135,970

Retail Store — 0.3%
19,000	Costco Wholesale Corp.	1,233,670

Securities Brokerage — 0.6%
8,800	Goldman Sachs Group, Inc. (The)	1,126,400
7,000	IntercontinentalExchange, Inc. *	564,760
28,500	Raymond James Financial, Inc.	939,930
		2,631,090
Shoe — 0.6%
10,000	Deckers Outdoor Corp. *	1,040,800
26,000	NIKE, Inc. Class B	1,739,400
7,000	Wolverine World Wide, Inc.	185,220
		2,965,420
Steel - General — 0.5%
40,000	Cleveland-Cliffs, Inc.	2,117,600

Telecommunication Services — 1.6%
46,000	American Tower Corp. Class A *	1,654,620
52,000	Crown Castle International Corp. *	1,506,440
17,000	Millicom International Cellular S.A.	1,167,390
21,000	Mobile TeleSystems ADR	1,176,210
56,000	TW Telecom, Inc. *	581,840
65,000	Vimpel-Communications ADR	1,319,500
		7,406,000
Telecommunications Equipment — 0.5%
22,000	Anixter International, Inc. *	1,309,220
24,000	CommScope, Inc. *	831,360
		2,140,580
Tobacco — 0.2%
16,900	British American Tobacco PLC ADR	1,047,800

Toiletries & Cosmetics — 0.2%
24,000	Avon Products, Inc.	997,680

Trucking — 0.2%
33,000	Hunt (J.B.) Transport Services, Inc.	1,101,210

Wireless Networking — 0.5%
12,000	Itron, Inc. *	1,062,360
44,000	SBA Communications Corp. Class A *	1,138,280
		2,200,640

	Total Common Stocks (Cost $262,637,467)	334,511,818

Principal Amount		Value

U.S. Treasury Obligations — 2.8%
$3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	3,152,109
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	9,738,752
	Total U.S. Treasury Obligations (Cost $11,379,961)	12,890,861

U.S. Government Agency Obligations — 9.6%
11,800,000	Federal Home Loan Bank, 3.25%, 3/25/11	11,705,824

 ■    Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2008 (Unaudited)

Principal Amount		Value

$1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	$1,008,266
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	2,047,388
4,032,946	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	3,989,613
424,729	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	422,730
118,257	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	117,441
209,523	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	208,079
653,427	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	648,923
1,006,647	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,026,399
3,355,291	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,402,560
2,000,000	Federal National Mortgage Association, 3.00%, 1/14/11	1,987,618
2,156,699	Federal National Mortgage Association, 5.00%, 11/1/34	2,106,234
1,425,085	Government National Mortgage Association, 5.50%, 1/15/36	1,428,707
14,612,240	Government National Mortgage Association, 5.50%, 8/20/37	14,592,497
Total U.S. Government Agency Obligations (Cost $44,395,912)		44,692,279

Corporate Bonds & Notes — 1.4%
Electrical Equipment — 0.6%
3,000,000	General Electric Capital Corp., 5.20%, 2/1/11	2,907,003

Financial Services - Diversified — 0.8%
6,000,000	SLM Corp., 5.80%, 4/1/14 (1)	3,442,380

Total Corporate Bonds & Notes (Cost $8,925,156)		6,349,383

Total Investment Securities — 85.9% (Cost $327,338,496)		$398,444,341

Cash And Other Assets In Excess Of Liabilities — (14.1%)		65,662,909

Net Assets —100.0%		$464,107,250

Net Asset Value Per Outstanding Share ($464,107,250 ÷ 26,617,841 shares outstanding )		$17.44

*	Non-income producing.
(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
ADR	American Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$327,338,496	$95,125,550	$(24,019,705)	$71,105,845

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$364,151,775	-
Level 2 - Other Significant Observable Inputs	$34,292,566	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$398,444,341	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 3 investments.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008